Significant accounting policies, judgments and estimation uncertainty (Schedule of Depreciation Rate) (Details)	12 Months Ended
Dec. 31, 2020
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate of depreciation of property and equipment	30%
Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate of depreciation of property and equipment	100%
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate of depreciation of property and equipment	20%
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate of depreciation of property and equipment	20%
Leasehold improvements and right-of-use assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Rate of depreciation of property and equipment	straight-line